Lease (Tables)	12 Months Ended
Jun. 30, 2021
Lease
Schedule of movements in right-of-use assets

RMB
Leasehold buildings held for own use, carried at depreciated cost:
As at July 1, 2019	411,115
Additions-new leases	9,571
Lease modification*	131,634
Deprecation charge for the year	(30,485)
Derecognition of a lease contract due to termination	(4,226)
As at June 30, 2020	517,609
Additions-new leases	19,809
Lease modification**	(956)
Deprecation charge for the year	(33,649)
As at June 30, 2021	502,813

* Lease modification for the year ended June 30, 2020 was related to the supplementary contracts with the lessor, Hailiang Education Investment Group Co., Ltd. (“Hailiang Investment”), a related party controlled by Mr. Feng, regarding the lease of campuses in Zhuji, China signed on September 6, 2019.

** Lease modification for the year ended June 30, 2021 was related to a contract with the lessor, Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr Hailiang Feng regarding the lease of office in Hangzhou, China.

Schedule of amounts recognized in profit or loss account and statement of cash flow

	2020	2021
	RMB	RMB
Depreciation charge of right-of-use assets	24,675	27,778
Interest on lease liabilities	3,435	1,151
Expense relating to short-term leases	53	565
Expense relating to leases of low-value assets, excluding short-term leases of low-value assets	511	342
Gain on derecognition of a lease contract due to termination	39	—
Gain on lease modification	—	82

	2020	2021
	RMB	RMB
Within operating cash flows	826	2,054
Within investing cash flows	524,996	—
Within financing cash flows	6,895	4,773
	532,717	6,827

Schedule of movements in lease liabilities

	2020	2021
	RMB	RMB
As at July 1	411,090	20,502
New leases	9,571	19,684
Lease modification	131,634	(1,038)
Accretion of interest recognized during the year	4,363	1,379
Payments	(531,891)	(4,773)
Derecognition of a lease contract due to termination	(4,265)	—
As at June 30	20,502	35,754

Analyzed into:
Current portion	1,753	5,233
Non-current portion	18,749	30,521

Schedule of remaining contractual maturities

	June 30, 2020		June 30, 2021
	Present	Total	Present	Total
	value of the	minimum	value of the	minimum
	minimum	lease	minimum	lease
	lease	payments	lease	payments
	payments		payments
	RMB	RMB	RMB	RMB

Within 1 year	1,753	2,687	5,233	6,801

After 1 year but within 2 years	2,623	3,442	5,225	6,544
After 2 years but within 5 years	6,222	7,999	11,179	13,786
After 5 years	9,904	13,228	14,117	17,432
	20,502	27,356	35,754	44,563

Less: total future interest expenses		6,854		8,809
Present value of lease liabilities		20,502		35,754